LEGACY ESS REDEEMABLE CONVERTIBLE PREFERRED STOCK - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 08, 2021 USD ($) $ / shares shares	Oct. 07, 2021 $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	May 07, 2021 $ / shares	Dec. 31, 2019 USD ($)	Jul. 31, 2018 $ / shares
Temporary Equity [Line Items]
Recapitalization exchange ratio	0.0147
Fair value of temporary equity | $				$ 0	$ 0		$ 0
Shares issued (in shares)	25,000,000
Value of share issued | $				29,516
Stock issuance costs | $				$ 7,895	0
Warrants issued (in shares)				12,416,621
Warrants exercised (in shares)				955,374
Transaction value | $				$ 0	153
Increase in derivative liability | $				(223,165)	(11,532)
Derivative liabilities | $				$ 0	$ 22,911
Warrants (in shares)				11,461,247	0
Series B Preferred Warrants
Temporary Equity [Line Items]
Warrant exercise price (in USD per share) | $ / shares								$ 0.96
Warrants term								10 years
Series C-2 Redeemable Convertible Preferred Stock Purchase Rights And Warrants
Temporary Equity [Line Items]
Stock issuance costs | $	$ 439
Proceeds from transaction | $	$ 15,559
Legacy ESS
Temporary Equity [Line Items]
Warrants issued (in shares)				22,021,284
Warrants exercised (in shares)				24,581,852
Transaction value | $			$ 34,613
Warrants (in shares)				0	2,560,568
Warrants term		10 years
Legacy ESS | Series C-2 Redeemable Convertible Preferred Stock Purchase Rights
Temporary Equity [Line Items]
Fair value of temporary equity | $					$ 11,379
Warrants issued (in shares)			861,896
Warrants exercised (in shares)			5,746,003	13,740,421
Warrant exercise price (in USD per share) | $ / shares			$ 0.0001
Warrants (in shares)				0	39,971,716
Legacy ESS | Series C-2 Redeemable Convertible Preferred Stock Warrants
Temporary Equity [Line Items]
Warrants issued (in shares)				22,021,284
Warrants exercised (in shares)				22,021,284
Warrant exercise price (in USD per share) | $ / shares						$ 0.00007
Warrants (in shares)					0
Warrants term		10 years
Legacy ESS | Series C-2 Redeemable Convertible Preferred Stock Warrants | Minimum
Temporary Equity [Line Items]
Warrant exercise price (in USD per share) | $ / shares		$ 0.00007
Legacy ESS | Series C-2 Redeemable Convertible Preferred Stock Warrants | Maximum
Temporary Equity [Line Items]
Warrant exercise price (in USD per share) | $ / shares		$ 1.25
Legacy ESS | Series B Preferred Warrants
Temporary Equity [Line Items]
Warrants issued (in shares)				0
Warrants exercised (in shares)				2,007,308
Warrants (in shares)		100,161		0	2,007,308
Legacy ESS | Series B Preferred Warrants | Minimum
Temporary Equity [Line Items]
Warrant exercise price (in USD per share) | $ / shares		$ 0.0007
Legacy ESS | Series B Preferred Warrants | Maximum
Temporary Equity [Line Items]
Warrant exercise price (in USD per share) | $ / shares		$ 0.83
Legacy ESS | Series C-1 Preferred Warrants
Temporary Equity [Line Items]
Warrants issued (in shares)				0
Warrants exercised (in shares)				103,107
Warrants (in shares)				0	103,107
Warrants term		10 years
Legacy ESS | Series C-1 Preferred Warrants | Minimum
Temporary Equity [Line Items]
Warrant exercise price (in USD per share) | $ / shares		$ 0.00007
Legacy ESS | Series C-1 Preferred Warrants | Maximum
Temporary Equity [Line Items]
Warrant exercise price (in USD per share) | $ / shares		1.25
Legacy ESS | Common Stock Warrants
Temporary Equity [Line Items]
Warrants issued (in shares)				0
Warrants exercised (in shares)				450,153
Warrant exercise price (in USD per share) | $ / shares		$ 0.0007
Warrants (in shares)				0	450,153
Common Stock
Temporary Equity [Line Items]
Conversion of convertible shares (in shares)		57,104,332
Price per share (in USD per share) | $ / shares	$ 11.50
Series C-2 Redeemable Convertible Preferred Stock | Legacy ESS
Temporary Equity [Line Items]
Committed funding amount | $					$ 79,999
Committed purchase of shares (in shares)					39,971,716
Committed price per share (in USD per share) | $ / shares					$ 2.00
Shares issued (in shares)			5,746,003
Price per share (in USD per share) | $ / shares			$ 2.00
Value of share issued | $			$ 11,500
Stock issuance costs | $			39
Derivative liabilities | $			23,152
Transaction value | $			29,516
Warrants | Legacy ESS
Temporary Equity [Line Items]
Transaction value | $			$ 5,096